Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2015	December 31, 2014
VAT and other tax credits	1,677	3,627
Insurance claims receivable, net	1,319	2,933
Deferred insurance premiums	834	669
Advances to suppliers	91	22
Other	2,313	3,367

Total prepaid expenses and other current assets	$ 6,234	$ 10,618

See Note 2(f) for insurance claims receivable.